Shareholders' Equity (Details 2) - Restricted Stock Units (RSUs) [Member] $ in Thousands	12 Months Ended
Dec. 31, 2018 USD ($) shares
Number of RSUs
Options outstanding, beginning balance	240,054
Granted	32,700
Vested	(74,210)
Cancelled	(29,675)
Options outstanding, ending balance	168,869
Vested and expected to vest at December 31, 2018	168,869
Weighted average remaining contractual term (in years)
Options outstanding, beginning balance, Weighted average remaining contractual term (in years)	1 year 8 months 26 days
Options outstanding, ending balance, Weighted average remaining contractual term (in years)	1 year 4 months 24 days
Vested and expected to vest at December 31, 2018	1 year 4 months 24 days
Aggregate intrinsic value
Outstanding, beginning balance | $	$ 4,765
Outstanding, ending balance | $	1,253
Vested and expected to vest at December 31, 2018 | $	$ 1,253